Long-term debt - Maturities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Long-term debt by maturities
Long-term debt	SFr 200,226	SFr 183,490	SFr 197,608
Structured notes
Long-term debt by maturities
Long-term debt	60,446	55,006	54,848
Structured notes | Equity
Long-term debt by maturities
Long-term debt	35,490	33,421	35,594
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	16,398	13,805	11,534
Structured notes | Credit
Long-term debt by maturities
Long-term debt	5,618	5,505	5,261
Structured notes | Other
Long-term debt by maturities
Long-term debt	2,940	SFr 2,275	2,459
Group parent company
Long-term debt by maturities
Long-term debt	4,676		5,025
Bank
Long-term debt by maturities
Long-term debt	SFr 194,603		SFr 192,094